Document And Entity Information	12 Months Ended
Nov. 30, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Plymouth Rock Technologies Inc.
Entity Central Index Key	0001639142
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--11-30
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	32,796,600
Document Type	20-F/A
Document Period End Date	Nov. 30, 2019
Amendment Flag	false
Entity Voluntary Filers	No
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2019
Entity Shell Company	false